Commitments & Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments & Contingencies
Commitments & Contingencies

Note 7 — Commitments & Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on November 17, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $5,031,250 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On May 3, 2023, the Company and its underwriter amended the terms of its engagement letter such that the underwriter agreed to waive the entirety of its underwriting fee in lieu of a waiver fee of $1,000,000, which is due and payable only upon the consummation of the Company’s business combination with ABM. The fee waiver applies only to a potential business combination with ABM.

Forward Purchase Agreement

On May 31, 2023, SGII and ABM entered into an OTC Equity Prepaid Forward Transaction agreement (“FSPA”) with Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP and Meteora Select Trading Opportunities Master, LP (collectively, “Meteora”).

Pursuant to the FSPA, Meteora is expected to purchase up to 4,200,000 shares of SGII Class A common stock (“FSPA Shares”) subject to a cap of 9.9% of outstanding shares on a post-Transaction basis, at a per share price no more than the price per share paid to redeeming SGII public shareholders in connection with the vote to approve the Transactions (the “redemption price”), or up to approximately US $43 million based on the current redemption price, in advance of the consummation of the Transactions. In certain circumstances, including if Meteora purchases less than 4,200,000 FSPA Shares, it will be entitled to receive warrants to purchase shares of SGII common stock in an amount equal to the difference of 4,200,000 and the number of FSPA Shares purchased in the market by Meteora and subject to the FSPA.

In connection with its purchase of the FSPA Shares, Meteora will waive its redemption rights in connection with the shareholder vote to approve the Transactions.

Following the closing of the Transactions, an amount equal to the number of FSPA Shares multiplied by the redemption price, less 1.00%, will be prepaid to Meteora. The remaining 1.00% (the “Prepayment Shortfall”) will be released to SGII at the closing of the Transactions. The FSPA Shares held by Meteora and subject to the FSPA may be sold into the market by Meteora at any time following the closing of the Transactions. Meteora is entitled to sell into the market FSPA Shares without any payment to SGII until the proceeds from such sales equals the Prepayment Shortfall. SGII may receive up to US $41,580,000 from the termination of all or a portion of the FSPA transaction at $10.00 per terminated FSPA Share, subject to reduction upon any Dilutive Offering Reset. To the extent Meteora elects not to terminate the FSPA transaction prior to the maturity date, SGII will be entitled to receive from Meteora the number of FSPA Shares not so terminated, and Meteora will be entitled to “maturity” consideration, paid in shares or cash, subject to the terms of the FSPA.

The FSPA will expires at the third anniversary of the closing of the Transactions, subject to acceleration at the Seller’s option upon the volume weighted average price per share being at or below $5.00 per share for any 20 trading days during a 30 consecutive trading day-period and upon any delisting of SGII common stock.

The FSPA provides that Meteora is entitled to transfer and/or assign all or a portion of its rights and obligations under the FSPA to one or more third parties of its choosing. Additionally, according to the terms of the FSPA, SGII has agreed to indemnify Meteora against certain losses in connection with the FSPA and to pay certain consideration and fees, including without limitation a quarterly fee, a breakage fee and share consideration equal to 300,000 shares at the redemption price.

The Forward Purchase Agreement entered into on May 31, 2023 (“FSPA” or the “Agreement”) resulted in the investor holding a put option on the Company’s shares to sell such shares pursuant to the Agreement, up to the maximum of 4,200,000 shares. Pursuant to ASC 480, “Distinguishing Liabilities from Equity”, this instrument meets the definition of a liability and accordingly was recognized at fair value. The fair value of this put option was estimated at approximately $2,016,000 and $1,890,000 as of May 31, 2023 and June 30, 2023, respectively, assuming Meteora will purchase the maximum number of shares. The FSPA resulted in the initial recognition of a FSPA derivative liability of approximately $2,016,000 and was expensed in our statement of operations. Changes in the estimated fair value of the FSPA are recognized as a non-cash gain or loss on the statements of operations.

Note 7 — Commitments & Contingencies

Registration Rights

Pursuant to a registration rights agreement entered into on November 17, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $5,031,250 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.